Intangible assets (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	Useful Life	March 31, 2022	September 30, 2021
Licenses and banking infrastructure(1)	10 Years	$—	$14,085,402
Trade names	3 Years	784,246	—
Regulatory licenses	3 Years	138,751	—
Technology	5 Years	10,300,774	—
Software	3 Years	11,237	—
		11,235,008	14,085,402
Less: accumulated amortization		(1,974,120)	(469,286)
		$9,260,888	$13,616,116

	Useful Life	September 30, 2021
License and banking infrastructure	10 Years	$14,085,402
Less: accumulated amortization		(469,286)
		$13,616,116

Schedule of amortization of intangible assets attributable to future periods
For the Twelve-month Period Ending March 31:	Amortization Amount
2023	$2,371,566
2024	2,371,566
2025	2,114,241
2026	2,060,155
2027 and thereafter	343,360
$9,260,888

For the twelve-month period ending September 30:	Amortization amount
2022	$1,408,540
2023	1,408,540
2024	1,408,540
2025	1,408,540
2026 and thereafter	7,981,956
$13,616,116